Schedule of Bank and Other Borrowings (Details) - USD ($)		3 Months Ended		12 Months Ended
		Mar. 31, 2025		Dec. 31, 2024		Dec. 31, 2023		Dec. 07, 2023	Sep. 07, 2023
Short-Term Debt [Line Items]
Principal amount								$ 1,000,000	$ 1,000,000
Total loans payable				$ 192,378		$ 785,315
Loans payable current				(94,007)		(135,970)
Loans payable non current				$ 98,371		649,345
Bank And Other Borrowings One [Member]
Short-Term Debt [Line Items]
Initiation date		May 13, 2020	[1]	May 13, 2020	[2]
Principal amount		$ 500,000	[1]	$ 500,000	[2]
Maturity date	[2]			Apr. 13, 2050
Fixed interest rate		3.75%	[1]	3.75%	[2]
Total loans payable			[1]		[2]	488,961	[2]
Bank And Other Borrowings Two [Member]
Short-Term Debt [Line Items]
Initiation date		May 17, 2022	[3]	May 17, 2022	[4]
Principal amount		$ 25,050	[3]	$ 25,050	[4]
Maturity date	[4]			Aug. 01, 2025
Fixed interest rate		5.50%	[3]	5.50%	[4]
Total loans payable			[3]	$ 5,022	[4]	13,975	[4]
Bank And Other Borrowings Three [Member]
Short-Term Debt [Line Items]
Initiation date		Sep. 09, 2022	[5]	Sep. 09, 2022	[6]
Principal amount		$ 150,000	[5]	$ 150,000	[6]
Maturity date	[6]			Sep. 09, 2025
Fixed interest rate		6.75%	[5]	6.75%	[6]
Total loans payable			[5]	$ 40,438	[6]	91,202	[6]
Bank And Other Borrowings Four [Member]
Short-Term Debt [Line Items]
Initiation date		Aug. 01, 2023	[7]	Aug. 01, 2023	[8]
Principal amount		$ 87,199	[7]	$ 87,199	[8]
Maturity date	[8]			Jul. 01, 2031
Fixed interest rate		6.50%	[7]	6.50%	[8]
Total loans payable			[7]	$ 66,413	[8]	74,089	[8]
Bank And Other Borrowings Five [Member]
Short-Term Debt [Line Items]
Initiation date		Nov. 13, 2023	[9]	Nov. 13, 2023	[10]
Principal amount		$ 120,000	[9]	$ 120,000	[10]
Maturity date	[10]			Nov. 13, 2026
Fixed interest rate		9.25%	[9]	9.25%	[10]
Total loans payable			[9]	$ 80,505	[10]	$ 117,088	[10]

[1]	Loan #1 is guaranteed by Cheung Chi Ping (“Mr. Cheung”), director of the Company, and Chrome I and secured by all intangible and tangible personal property of Mr. Cheung.
[2]	Loan #1 is guaranteed by Cheung Chi Ping (“Mr. Cheung”), director of the Company, and Chrome I and secured by all intangible and tangible personal property of Mr. Cheung.
[3]	Loan #2 is secured by the land of the golf course of the Company.
[4]	Loan #2 is secured by the land of the golf course of the Company.
[5]	Loan #3 is secured by the buildings of the golf clubs of the Company.
[6]	Loan #3 is secured by the buildings of the golf clubs of the Company.
[7]	Loan #4 is secured by the golf course of the Company and repayable in eight years
[8]	Loan #4 is secured by the golf course of the Company and repayable in eight years
[9]	Loan #5 is secured by the land and building of the golf clubs of the Company.
[10]	Loan #5 is secured by the land and building of the golf clubs of the Company.